SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	$ 496,827	$ 0
New Issuances	166,808	136,207
Changes in Fair Value	558,545	360,620
Balance	1,099,889	496,827
Conversion Features - Embedded Derivatives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	82,237	0
New Issuances	166,808	98,366
Changes in Fair Value	47,034	(16,129)
Balance	212,965	82,237
Conversion Features - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	208,971	0
New Issuances	0	37,841
Changes in Fair Value	176,838	171,130
Balance	346,632	208,971
Warrants - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	205,619	0
New Issuances	0	0
Changes in Fair Value	334,673	205,619
Balance	$ 540,292	$ 205,619